Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
Note 8 – Supplemental Balance Sheet Information

	June 30, 2012	September 30, 2011
Inventories
Raw materials and supplies	$17.6	$17.2
Finished products	60.1	49.4
	$77.7	$66.6

Property, net
Land	$12.9	$12.2
Buildings and leasehold improvements	134.8	131.3
Machinery and equipment	407.8	395.3
Software	21.7	—
Construction	14.2	6.3
	591.4	545.1
Accumulated depreciation	(182.0)	(133.0)
	$409.4	$412.1

The $21.7 increase in software assets is primarily related to certain internally developed administrative software and software licenses which were transferred to Post from Ralcorp in connection with the Spin-Off.

	June 30, 2012	September 30, 2011
Other Current Liabilities
Advertising and promotion	$5.9	$9.4
Accrued interest, including intercompany interest	23.5	6.6
Deferred income	6.7	7.7
Compensation	11.8	8.2
Miscellaneous accrued taxes	5.5	3.7
Income taxes payable	5.9	—
Other	4.0	1.9
	$63.3	$37.5

Other Liabilities
Pension and other postretirement benefit obligations	$93.7	$103.5
Deferred compensation	7.8	—
Other	3.7	1.4
	$105.2	$104.9

Note 7 — Supplemental Balance Sheet Information

	September 30, 2011	September 30, 2010
Receivables, net
Trade	$3.8	$58.4
Other	6.3	7.9
	10.1	66.3
Allowance for doubtful accounts	—	(0.3)
	$10.1	$66.0
Inventories
Raw materials and supplies	$17.2	$14.3
Finished products	49.4	56.1
	$66.6	$70.4
Accounts Payable
Trade	$19.6	$22.1
Other items	9.2	14.0
	$28.8	$36.1
Other Current Liabilities
Advertising and promotion	$9.4	$10.5
Accrued intercompany interest	6.6	6.6
Compensation	8.2	7.9
Miscellaneous accrued taxes	3.7	3.6
Deferred income	7.7	7.3
Other	1.9	2.2
	$37.5	$38.1